10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Items Of Statement Of Comprehensive Income
Capitalized in property, plant and equipment	$ 10	$ 17	$ 8
Accumulated tax losses	$ 504	$ 444